Related Party Transactions - Schedule of Related Party Transactions (Details) - Board Of Directors [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Notes Payable to Directors and Affiliates	$ 3,078,000	$ 1,748,000
Convertible Notes, due 2016 and 2017, interest at 0%, held by related parties	906,000
Accrued interest to related parties	$ 411,000	$ 232,000
Warrants held by related parties	1,332,303	691,043
Related party interest expense	$ 196,000	$ 154,000